Income Taxes - Differences Between Federal Income Tax Rate and Effective Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Income Tax Disclosure [Abstract]
Statutory federal tax			35.00%	35.00%	35.00%
Adjustments to reconcile to the effective income tax rate:
State income taxes			5.00%	1.00%	2.00%
Nondeductible expenses			2.00%	(7.00%)	(1.00%)
Valuation allowance			1.00%	(15.00%)	0.00%
Foreign rate differential			(2.00%)	3.00%	0.00%
U.S. tax effects of unremitted foreign earnings			0.00%	0.00%	2.00%
Nondeductible goodwill impairment			0.00%	0.00%	(11.00%)
Domestic Manufacturing Deduction			(3.00%)	(0.00%)	(0.00%)
Finalization of Federal audits			0.00%	0.00%	4.00%
Prior period adjustments			0.00%	(2.00%)	0.00%
Indemnified uncertain tax benefits			(5.00%)	22.00%	(0.00%)
Other			(1.00%)	0.00%	0.00%
Effective income tax rate	24.10%	34.90%	32.00%	37.00%	31.00%